INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Goodwill
Goodwill	$ 29,804,715	$ 14,438,027	$ 25,079,324
Rizobacter Argentina
Goodwill
Goodwill	23,484,761	$ 14,438,027	$ 25,079,324
Semya S.A.
Goodwill
Goodwill	$ 6,319,954